Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Capital	Retained Earnings	Guarantee of ESOP Debt	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2008	$ 5,330,142	$ 90,523	$ 530,914	$ 5,387,836	$ (4,951)	$ 110,224	$ (862,993)	$ 78,589
Net income	510,144			508,515				1,629
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(0,000) in 2011, $(8,274) in 2010 and $10,131 in 2009	(494,545)					(498,553)		4,008
Retirement benefits plan activity, net of tax of $(144,108)	(454,457)					(454,457)
Net unrealized loss, net of tax of $(0,000) in 2011, $(2,973) in 2010 and $173 in 2009	(233)					(233)
Total comprehensive (loss) income	(439,091)							5,637
Dividends paid	(166,511)			(161,575)				(4,936)
Stock incentive plan activity	61,178		49,379	(6,348)			18,147
Shares purchased at cost	(448,624)						(447,800)	(824)
Retirement benefits plan activity	9,571		7,908	(6,390)	4,951		3,102
Acquisition activity	3,775							3,775
Ending Balance at Jun. 30, 2009	4,350,440	90,523	588,201	5,722,038		(843,019)	(1,289,544)	82,241
Net income	556,365			554,065				2,300
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(0,000) in 2011, $(8,274) in 2010 and $10,131 in 2009	(179,832)					(186,925)		7,093
Retirement benefits plan activity, net of tax of $(144,108)	(183,364)					(183,364)
Net unrealized loss, net of tax of $(0,000) in 2011, $(2,973) in 2010 and $173 in 2009	4,747					4,747
Total comprehensive (loss) income	197,916							9,393
Dividends paid	(162,739)			(162,540)				(199)
Stock incentive plan activity	70,674		49,241	(23,131)			44,564
Shares purchased at cost	(24,999)						(24,999)
Retirement benefits plan activity	28,108			(3,887)			31,995
Ending Balance at Jun. 30, 2010	4,459,400	90,523	637,442	6,086,545		(1,208,561)	(1,237,984)	91,435
Net income	1,057,150			1,049,130				8,020
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(0,000) in 2011, $(8,274) in 2010 and $10,131 in 2009	512,081					503,756		8,325
Retirement benefits plan activity, net of tax of $(144,108)	253,603					253,603
Realized loss, net of tax of $(119)	212					212
Total comprehensive (loss) income	1,823,046							16,345
Dividends paid	(206,084)			(202,786)				(3,298)
Stock incentive plan activity	105,070		30,890	(41,482)			115,662
Shares purchased at cost	(693,096)						(693,096)
Ending Balance at Jun. 30, 2011	$ 5,488,336	$ 90,523	$ 668,332	$ 6,891,407		$ (450,990)	$ (1,815,418)	$ 104,482